Submission	Jul. 10, 2025
Submission [Line Items]
Central Index Key	0001649904
Registrant Name	RHYTHM PHARMACEUTICALS, INC.
Registration File Number	333-270233
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES